UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aurora Investment Counsel
Address: 3350 Riverwood Parkway, Suite #2205
         Atlanta, GA  30339

13F File Number:  028-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David J. Yucius, Jr.
Title:     President
Phone:     (770) 226 - 5320

Signature, Place, and Date of Signing:

 /s/ David J. Yucius, Jr.    Atlanta, GA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

List of 13(f) Securities used for this report: 	Fourth quarter 2012

Form 13F Information Table Entry Total:    90

Form 13F Information Table Value Total:    $108,230 (thousands)

List of Other Included Managers:	   None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------
Boston Beer Co Inc Cl A      	COM           100557107    2,335.00     19,301SH         OTHER              19,301	0
Dorman Products Inc          	COM           258278100    2,309.00     92,021SH         OTHER              92,021	0
Intercontinental Exchange Inc	COM           45865V100    2,078.00     15,282SH         OTHER              15,282	0
Ametek Inc New               	COM           031100100    1,995.00     59,962SH         OTHER              59,962	0
RPC Inc                      	COM           749660106    1,945.00    163,562SH         OTHER             163,562	0
CSX Corp.                    	COM           126408103    1,905.00     85,181SH         OTHER              85,181	0
Wabtec Corp                  	COM           929740108    1,883.00     24,134SH         OTHER              24,134	0
Analog Devices Inc           	COM           032654105    1,864.00     49,480SH         OTHER              49,480	0
Portfolio Recovery Associates	COM           73640q105    1,842.00     20,180SH         OTHER              20,180	0
MSCI Inc Class A             	COM           55354g100    1,793.00     52,699SH         OTHER              52,699	0
FMC Corp                     	COM           302491303    1,716.00     32,087SH         OTHER              32,087	0
Sigma-Aldrich Corporation    	COM           826552101    1,682.00     22,751SH         OTHER              22,751	0
Adobe Systems                	COM           00724F101    1,668.00     51,518SH         OTHER              51,518	0
Aarons Inc                   	COM           002535300    1,641.00     57,979SH         OTHER              57,979	0
Affiliated Managers Group Inc	COM           008252108    1,631.00     14,898SH         OTHER              14,898	0
Tech Data                    	COM           878237106    1,630.00     33,831SH         OTHER              33,831	0
Vistaprint N V               	COM           N93540107    1,627.00     50,378SH         OTHER              50,378	0
Tanger Factory Outlet Ctr    	COM           875465106    1,603.00     50,031SH         OTHER              50,031	0
Western Union Company        	COM           959802109    1,596.00     94,770SH         OTHER              94,770	0
Prosperity Bancshares        	COM           743606105    1,591.00     37,864SH         OTHER              37,864	0
C H Robinson Worldwide       	COM           12541w209    1,577.00     26,936SH         OTHER              26,936	0
CarMax                       	COM           143130102    1,523.00     58,712SH         OTHER              58,712	0
Albemarle Corp               	COM           012653101    1,521.00     25,511SH         OTHER              25,511	0
Grand Canyon Education Inc   	COM           38526M106    1,504.00     71,840SH         OTHER              71,840	0
Ingredion, Inc.              	COM           457187102    1,488.00     30,049SH         OTHER              30,049	0
Inland Real Estate Corp      	COM           457461200    1,464.00    174,702SH         OTHER             174,702	0
Teradata Corp                	COM           88076W103    1,402.00     19,476SH         OTHER              19,476	0
Arbitron Inc.                	COM           03875Q108    1,391.00     39,732SH         OTHER              39,732	0
Baker Hughes Inc             	COM           057224107    1,389.00     33,796SH         OTHER              33,796	0
Paccar Inc                   	COM           693718108    1,376.00     35,106SH         OTHER              35,106	0
Whiting Petroleum Corp       	COM           966387102    1,366.00     33,220SH         OTHER              33,220	0
Celanese Corp                	COM           150870103    1,324.00     38,244SH         OTHER              38,244	0
IPG Photonics Corp           	COM           44980X109    1,306.00     29,962SH         OTHER              29,962	0
Dicks Sporting Good Inc      	COM           253393102    1,302.00     27,122SH         OTHER              27,122	0
Discovery Holding            	COM           25470f104    1,285.00     23,796SH         OTHER              23,796	0
Madden Steven Ltd            	COM           556269108    1,264.00     39,808SH         OTHER              39,808	0
Wright Express Corp          	COM           98233Q105    1,257.00     20,365SH         OTHER              20,365	0
Becton Dickinson & Co        	COM           075887109    1,249.00     16,714SH         OTHER              16,714	0
Celgene Corp                 	COM           151020104    1,241.00     19,341SH         OTHER              19,341	0
Gentex Corp                  	COM           371901109    1,238.00     59,311SH         OTHER              59,311	0
Jack Henry & Associates Inc  	COM           426281101    1,228.00     35,566SH         OTHER              35,566	0
McCormick & Co.              	COM           579780206    1,220.00     20,121SH         OTHER              20,121	0
Westar Energy Inc            	COM           95709T100    1,218.00     40,678SH         OTHER              40,678	0
Carbo Ceramics Inc           	COM           140781105    1,194.00     15,562SH         OTHER              15,562	0
Petsmart Inc                 	COM           716768106    1,184.00     17,363SH         OTHER              17,363	0
Rogers Commun Inc Cl B       	COM           775109200    1,184.00     32,689SH         OTHER              32,689	0
Oneok Inc New                	COM           682680103    1,179.00     27,863SH         OTHER              27,863	0
CA Inc                       	COM           12673P105    1,176.00     43,415SH         OTHER              43,415	0
Sensient Technologies        	COM           81725T100    1,169.00     31,829SH         OTHER              31,829	0
Casys Gen Stores Inc         	COM           147528103    1,155.00     19,580SH         OTHER              19,580	0
Ameritrade Holding Corp      	COM           87236Y108    1,134.00     66,735SH         OTHER              66,735	0
Marketaxess Holdings New     	COM           57060D108    1,132.00     42,492SH         OTHER              42,492	0
FactSet Research Systems     	COM           303075105    1,125.00     12,109SH         OTHER              12,109	0
Rollins Inc                  	COM           775711104    1,121.00     50,102SH         OTHER              50,102	0
Priceline.com Inc            	COM           741503403    1,115.00      1,678SH         OTHER               1,678	0
Darden Restaurants Inc       	COM           237194105    1,104.00     21,799SH         OTHER              21,799	0
Gardner Denver Inc           	COM           365558105    1,091.00     20,623SH         OTHER              20,623	0
LKQ Corp                     	COM           501889208    1,040.00     31,166SH         OTHER              31,166	0
Cummins Inc.                 	COM           231021106    1,039.00     10,718SH         OTHER              10,718	0
Monro Muffler Brake Inc      	COM           610236101    1,037.00     31,192SH         OTHER              31,192	0
Cognizant Tech               	COM           192446102    1,021.00     17,016SH         OTHER              17,016	0
Directv Class A              	COM           25490a309    1,008.00     20,648SH         OTHER              20,648	0
Tim Hortons Inc              	COM           88706M103    1,003.00     19,063SH         OTHER              19,063	0
Alexandria Real Est Eqty     	COM           015271109     997.00      13,704SH         OTHER              13,704	0
AGL Resources Inc.           	COM           001204106     949.00      24,491SH         OTHER              24,491	0
QualComm                     	COM           747525103     947.00      17,002SH         OTHER              17,002	0
Ctrip Com Intl Ltd Adr       	COM           22943F100     942.00      56,188SH         OTHER              56,188	0
Hubbell Inc Class B          	COM           443510201     851.00      10,924SH         OTHER              10,924	0
McKesson Corp                	COM           58155Q103     833.00       8,889SH         OTHER               8,889	0
Syntel Inc                   	COM           87162H103     817.00      13,458SH         OTHER              13,458	0
Micros Systems               	COM           594901100     809.00      15,809SH         OTHER              15,809	0
World Fuel Services Corp     	COM           981475106     793.00      20,859SH         OTHER              20,859	0
Bristow Group Inc            	COM           110394103     785.00      19,294SH         OTHER              19,294	0
Jefferies Group Inc New      	COM           472319102     764.00      58,801SH         OTHER              58,801	0
Synnex Corp                  	COM           87162W100     661.00      19,173SH         OTHER              19,173	0
American Water Works Co Inc  	COM           030420103     645.00      18,815SH         OTHER              18,815	0
Tal International Group      	COM           874083108     614.00      18,341SH         OTHER              18,341	0
Hospitality Properties Trust 	COM           44106M102     604.00      24,403SH         OTHER              24,403	0
Heinz (H.J.) Co.             	COM           423074103     599.00      11,012SH         OTHER              11,012	0
Southern Co                  	COM           842587107     584.00      12,606SH         OTHER              12,606	0
Sunoco Logistics Ptnr LP     	COM           86764l108     569.00      15,697SH         OTHER              15,697	0
Arch Capital Group           	COM           g0450a105     562.00      14,149SH         OTHER              14,149	0
Rock Tenn Class A            	COM           772739207     557.00      10,204SH         OTHER              10,204	0
Seadrill Limited             	COM           G7945E105     550.00      15,489SH         OTHER              15,489	0
Artesian Res Corp Cl A       	COM           043113208     529.00      24,581SH         OTHER              24,581	0
Sohu.com Inc                 	COM           83408W103     524.00      11,731SH         OTHER              11,731	0
Enersys                      	COM           29275y102     516.00      14,726SH         OTHER              14,726	0
Ansys Inc                    	COM           03662Q105     463.00       7,337SH         OTHER               7,337	0
NII Holdings Inc New         	COM           62913F201     351.00      34,265SH         OTHER              34,265	0
UNS Energy Corporation       	COM           909205106     287.00       7,464SH         OTHER               7,464	0
Haemonetics Corp             	COM           405024100     233.00       3,150SH         OTHER               3,150	0
Anadarko Petroleum           	COM           032511107     217.00       3,274SH         OTHER               3,274	0
                                                       108,230.00